COMMITMENTS AND CONTINGENT LIABILITIES (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 ILS	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2013 Research and Development Agreement [Member] USD ($)
Unrecorded Unconditional Purchase Obligation [Line Items]
Outstanding contingent obligation					$ 3,316
2014	113
2015	81
2016	34
2017	30
2018	30
Operating Leases, Future Minimum Payments Due, Total	288
Lease expenses	405		420	551
Damages sought	$ 43	149